Tri-Continental Corporation

To the Stockholders:

     For the nine months ended September 30, your Corporation lagged the Standard & Poor's 500 Composite Stock Price Index (S&P 500), which posted exceptional gains during this period. The return of the S&P 500 in 1995 has been to a large extent driven by the strength of the technology sector, particularly the continued momentum of the U.S. semiconductor industry. For your convenience, your Corporation's investment results, compared to the S&P 500, has been consolidated on page 6.

     On October 2, your Corporation paid a dividend of $0.18 per share to Common Stockholders of record September 22, bringing total dividends for the first nine months of 1995 to $0.55 per share. Preferred Stockholders were paid the regular dividend of $0.625 per share.

     A net gain of $1.63 per Common share was realized on investment transactions during the first nine months of 1995. At September 30, net unrealized gain totaled $5.53 per share. For tax planning purposes, please keep in mind that the realized gain distribution for 1995 will be declared November 28 and distributed before year end.

Economic Comment

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits - such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity markets continued to be supported by increases - albeit at a decelerated rate = in corporate earnings. Overall, stock valuations seem reasonable based on estimated 1996 earnings, and equity markets should continue to benefit from stable-to-lower interest rates and continued corporate restructuring.

Investment Policy

     In the past three months, Tri-Continental Corporation benefited from the strong performance of interest rate sensitive positions. In particular, Household International, Citicorp, and MBNA Corp. performed notably well as interest rates declined. Communications issues such as AT&T and NYNEX also contributed to your Corporation|s performance. On the other hand, the portfolio was modestly underweighted in technology, relative to the S&P 500, and had limited exposure to the airline industry.

     Looking ahead, company-specific stock selection remains key, and your Manager will continue to identify issues with strong underlying earnings growth potential.

     We are pleased to inform  you that  Mr.  Brian  T.  Zino has been  named
President of your Corpora-tion. Mr. Zino joined J.& W. Seligman & Co. Incorporated, your Corporation|s Manager, in 1982 and is a Managing Director of the firm and Chairman of Seligman Data Corp. We would like to thank Mr. Ronald
T. Schroeder, also a Managing Director of the firm, who served as President of your Corporation from 1981 to 1995, for his many years of dedicated services.

     For information about your Corporation, or your investment in its shares, please write, or call the toll-free telephone numbers found on page 5. By order of the Board of Directors,


/s/ William C. Morris
----------------------
William C. Morris
Chairman
                                             /s/ / Brian T. Zino
                                             --------------------
                                             Brian T. Zino
                                             President

October 27, 1995

Portfolio of Investments September 30, 1995
(unaudited)

                                              Shares           Value
                                              ------           -----
COMMON STOCKS--84.6%
AEROSPACE--2.8%
Boeing Company                               300,000       $ 20,475,000
Lockheed Martin Corporation                  100,000          6,712,500
Loral Corporation                            400,000         22,800,000
United Technologies Corporation              200,000         17,675,000
                                                           ------------
                                                           $ 67,662,500
                                                           ------------
AUTOMOTIVE AND RELATED--3.8%
Autoliv (ADRs)+*                             135,000       $  8,218,125
Dana Corporation                             500,000         14,437,500
Eaton Corporation                            400,000         21,200,000
General Motors Corporation Class "H"         400,000         16,400,000
Genuine Parts Company                        330,000         13,241,250
Harley-Davidson Inc.                         500,000         12,187,500
Volkswagen AG                                 20,000          6,480,056
                                                           ------------
                                                           $ 92,164,431
                                                           ------------
BASIC MATERIALS--1.1%
Aluminum Company of America                  200,000       $ 10,575,000
Bayer AG                                      28,000          7,149,895
Nucor Corporation                            200,000          8,950,000
                                                           ------------
                                                           $ 26,674,895
                                                           ------------
BUILDING AND CONSTRUCTION--1.1%
Fluor Corporation                            300,000       $ 16,800,000
Sherwin-Williams Corporation                 300,000         10,500,000
                                                           ------------
                                                           $ 27,300,000
                                                           ------------
CHEMICALS--3.3%
Air Products & Chemicals                     200,000       $ 10,425,000
Dow Chemical Company                         250,000         18,625,000
European Vinyls Corporation*                 162,000          5,670,709
Great Lakes Chemical Corporation             300,000         20,287,500
Monsanto Company                             150,000         15,112,500
Morton International, Inc.                   350,000         10,850,000
                                                           ------------
                                                           $ 80,970,709
                                                           ------------
COMMUNICATIONS--5.2%
Alcatel Alsthom Compagnie
  Generale d'Electricite                      65,000       $  5,462,784
American Telephone & Telegraph
  Company                                    400,000         26,300,000
Bell Atlantic Corporation                    300,000         18,412,500
GTE Corporation                              600,000         23,550,000
Indosat (ADRs)                                31,200          1,095,900
NYNEX Corporation                            500,000         23,875,000
Tele Danmark (ADSs)                          300,000          7,762,500
Telecom Italia-Di Risp                     2,526,000          3,300,223
Telecom Italia Mobile-Di Risp              2,526,000          2,784,074
US West, Inc.                                300,000         14,137,500
                                                           ------------
                                                           $126,680,481
                                                           ------------
COMPUTER AND BUSINESS SERVICES--1.8%
First Data Corporation                       250,000       $ 15,500,000
International Business Machines
  Corporation                                125,000         11,796,875
Microsoft Corporation*                       175,000         15,848,437
                                                           ------------
                                                           $ 43,145,312
                                                           ------------
CONSUMER GOODS AND SERVICES--12.1%
Allied-Domecq PLC                            870,000       $  7,416,128
B.A.T. Industries PLC                      1,200,000         10,039,362
The Clorox Company                           250,000         17,843,750
Coca-Cola Company                            300,000         20,700,000
Colgate-Palmolive Company                    300,000         19,987,500
CPC International Inc.                       300,000         19,800,000
Eastman Kodak Company                        450,000         26,662,500
Emerson Electric Co.                         150,000         10,725,000
General Mills, Inc.                          200,000         11,150,000
Gillette Company                             400,000         19,050,000
Hasbro Inc.                                  500,000         15,562,500
Liz Claiborne, Inc.                          600,000         15,150,000
PepsiCo, Inc.                                300,000         15,300,000
Philip Morris Companies, Inc.                200,000         16,700,000
Procter & Gamble Company                     400,000         30,800,000
Rubbermaid Incorporated                      800,000         22,100,000
Wendy|s International, Inc.                  700,000         14,787,500
                                                           ------------
                                                           $293,774,240
                                                           ------------
DIVERSIFIED--2.5%
Allied-Signal Inc.                           400,000       $ 17,650,000
Corning, Inc.                                350,000         10,018,750
Dover Corporation                            400,000         15,300,000
Tenneco Inc.                                 400,000         18,500,000
                                                           ------------
                                                           $ 61,468,750
                                                           ------------
DRUGS AND HEALTH CARE--6.0%
Abbott Laboratories                          500,000       $ 21,312,500
American Home Products Corporation           300,000         25,462,500
Bausch & Lomb Incorporated                   500,000         20,687,500
Bristol-Myers Squibb Company                 250,000         18,218,750
Guidant Corporation                          200,000          5,850,000
Merck & Co., Inc.                            300,000         16,800,000
United Healthcare Corporation                400,000         19,550,000
Warner-Lambert Company                       200,000         19,050,000
                                                           ------------
                                                           $146,931,250
                                                           ------------
ELECTRIC AND GAS UTILITIES--4.9%
British Gas PLC (ADRs)                        115,00       $  4,686,250
China Light & Power Co. Ltd. (ADRs)        1,000,000          5,173,600
Empresa Nacional de Electricidad (ADRs)       80,000          4,120,000
Huaneng Power International (ADRs)*          220,000          3,795,000
PacifiCorp                                 1,000,000         19,000,000
SCEcorp                                      750,000         13,312,500

                                              Shares           Value
                                              ------           -----
Sonat Inc.                                   550,000       $ 17,600,000
Southern Company                           1,000,000         23,625,000
The Williams Companies, Inc.                 700,000         27,300,000
                                                           ------------
                                                           $118,612,350
                                                           ------------
ELECTRONICS--2.5%
AMP Inc.                                     320,000       $ 12,320,000
Applied Materials, Inc.                      200,000         20,500,000
Motorola Inc.                                300,000         22,912,500
Philips Electronics N.V. (ADRs)              100,000          4,875,000
                                                           ------------
                                                          $  60,607,500
                                                           ------------
ENERGY--7.4%
Amoco Corporation                            400,000      $  25,650,000
Anadarko Petroleum Company                   193,000          9,143,375
Atlantic Richfield Company                   125,000         13,421,875
Baker Hughes Incorporated                    500,000         10,187,500
Enron Corporation                            700,000         23,450,000
Exxon Corporation                            300,000         21,675,000
Panhandle Eastern Corporation                750,000         20,437,500
Schlumberger Ltd.                            300,000         19,575,000
Sun Company, Inc.                            150,000          3,862,500
Texaco Inc.                                  300,000         19,387,500
Total S.A. Class "B"                          75,000          4,535,999
USX-Marathon Group, Inc.                     500,000          9,875,000
                                                           ------------
                                                           $181,201,249
                                                           ------------
ENTERTAINMENT AND LEISURE--1.3%
Disney (Walt) Company                        400,000       $ 22,950,000
News Corp. Ltd. (ADRs)                       260,000          5,720,000
News Corp. Ltd. (ADRs)***                    130,000          2,583,750
                                                           ------------
                                                          $  31,253,750
                                                           ------------
ENVIRONMENTAL MANAGEMENT--0.3%
Browning-Ferris Industries, Inc.             250,000      $   7,593,750
                                                           ------------
FINANCE AND INSURANCE--10.3%
Aetna Life and Casualty Company              225,000      $  16,509,375
American International Group, Inc.           300,000         25,500,000
BankAmerica Corporation                      450,000         26,943,750
Bank of New York Company, Inc.               500,000         23,250,000
Corporacion Bancaria de
  Espana, S.A. (ADSs)                        340,000          6,120,000
Federal National Mortgage Association        200,000         20,700,000
General Re Corporation                       140,000         21,140,000
Grupo Financiero Banamex
  Accival, S.A. Class "B"                  2,176,000          4,342,116
Household International, Inc.                350,000         21,700,000
Internationale Nederlanden Bank N.V.         121,846          7,075,568
MBNA Corporation                             300,000         12,487,500
Morgan (J.P.) & Co., Inc.                    300,000         23,212,500
St. Paul Companies                           200,000         11,675,000
Societe Generale                              26,711      $   2,732,223
State Street Boston Corporation              350,000         14,000,000
Travelers Incorporated                       250,000         13,281,250
                                                           ------------
                                                           $250,669,282
                                                           ------------
MANUFACTURING AND INDUSTRIAL
EQUIPMENT--3.8%
BTR PLC                                    1,300,000      $   6,712,677
General Electric Company                     700,000         44,625,000
General Signal Corporation                   275,000          8,043,750
Illinois Tool Works, Inc.                    300,000         17,662,500
Mannesmann                                    15,000          4,905,178
Minnesota Mining & Manufacturing
  Company                                    125,000          7,062,500
Pacific Dunlop Ltd.                        1,500,000          3,731,847
                                                           ------------
                                                           $ 92,743,452
                                                           ------------
PAPER AND FOREST PRODUCTS--2.2%
Bowater Incorporated                         300,000       $ 13,987,500
Kimberly-Clark Corporation                   400,000         26,850,000
Louisiana-Pacific Corporation                400,000          9,650,000
Stora Kopparbergs Class "B"                  290,000          3,903,180
                                                           $ 54,390,680
PUBLISHING--2.3%
Donnelley (R.R.) & Sons Company              300,000       $ 11,700,000
Gannet Co., Inc.                             200,000         10,925,000
Reader|s Digest Association Inc. Class "A"   250,000         11,781,250
Reed Elsevier                                650,000          8,329,166
Tribune Co.                                  200,000         13,275,000
                                                           ------------
                                                           $ 56,010,416
                                                           ------------
REAL ESTATE INVESTMENT TRUST--1.7%
Avalon Properties, Inc.                      500,000       $ 10,187,500
Kimco Realty Corporation                     300,000         11,962,500
Post Properties, Inc.                        166,000          5,146,000
Security Capital Industrial Trust            400,000          6,500,000
Security Capital Pacific Trust               400,000          7,600,000
                                                           ------------
                                                           $ 41,396,000
                                                           ------------
RETAIL TRADE--5.7%
American Stores Company                      750,000       $ 21,281,250
Dillard Department Stores Inc.               400,000         12,750,000
May Department Stores Company                750,000         32,812,500
Nordstrom, Inc.                              400,000         16,725,000
Sears, Roebuck & Company                     400,039         14,751,438
Wal-Mart Stores, Inc.                      1,000,000         24,875,000
Woolworth Corporation                      1,000,000         15,750,000
                                                           ------------
                                                           $138,945,188
                                                           ------------
Steel--0.2%
Pohang Iron & Steel Ltd. (ADSs)              125,000       $  4,109,375
                                                           ------------

                                            Shares or
                                           Prin. Amt.          Value
                                           ----------          -----
TRANSPORTATION--2.3%
Conrail Inc.                                 250,000shs. $   17,187,500
Jurong Shipyard Ltd.                         425,000          3,045,311
Norfolk Southern Corporation                 200,000         14,950,000
Roadway Services, Inc.                       400,000         19,950,000
                                                         --------------
                                                         $   55,132,811
                                                         --------------
Total Common Stocks
(Cost: $1,615,840,886)                                   $2,059,438,371
                                                         --------------
CONVERTIBLE ISSUES--6.6%
Convertible Debentures--2.7%

COMPUTER AND BUSINESS SERVICES--0.6%
EMC Corporation, 4 1|4%, 1/1/2001        $13,000,000     $   14,235,000
DIVERSIFIED--0.9%
Cooper Industries Inc., 7.05%, 1/1/2015   10,000,000     $   10,112,500
MascoTech Inc., 4 1|2%, 12/15/2006        15,000,000         11,418,750
                                                         --------------
                                                         $   21,531,250
                                                         --------------
FINANCE AND INSURANCE--0.3%
AXA, 6%, 1/1/2001                         17,733,000**   $    4,321,007
Liberty Life, 6 1|2%, 9/30/2004            3,500,000          3,858,750
                                                         --------------
                                                         $    8,179,757
                                                         --------------
MANUFACTURING AND INDUSTRIAL
  EQUIPMENT--0.5%
Teco Electrical and Machinery,
2 3|4%, 4/15/2004                          3,000,000     $    2,430,000
TriMas Corporation, 5%, 8/1/2003          10,000,000         10,475,000
                                                         --------------
                                                         $   12,905,000
                                                         --------------
PACKAGING AND PAPER--0.1%
Land and General Berhad,
 4 1/2%, 7/26/2004                         3,000,000     $    3,480,000
                                                         --------------
TRANSPORTATION--0.3%
Nippon Yusen, 2%, 9/29/2000              505,000,000aa   $    5,887,437
                                                         --------------
Total Convertible Debentures
  (Cost: $63,359,898)                                    $   66,218,444
                                                         --------------
Convertible Preferred Stocks--3.9%
COMPUTER AND BUSINESS SERVICES--0.9%
General Motors Corporation
  Series "C", $3.25                          325,000shs. $   21,084,375
                                                         --------------
DIVERSIFIED=0.5%
Corning Inc. (Delaware), 6%                  250,000     $   11,687,500
                                                         --------------
FINANCE AND INSURANCE--1.5%
Citicorp $5.375a                             125,000shs. $   24,468,750
Travelers Incorporated, 5 1|2%               180,000         13,320,000
                                                         --------------
                                                         $   37,788,750
                                                         --------------
STEEL--1.0%
AK Steel Holdings Corporation, 7%            350,000     $   10,281,250
Bethlehem Steel Corporation, $3.50a          300,000         12,975,000
                                                         --------------
                                                         $   23,256,250
                                                         --------------
Total Convertible Preferred Stocks
  (Cost: $81,809,435)                                    $   93,816,875
                                                         --------------
Total Convertible Issues
  (Cost: $145,169,333)                                   $  160,035,319
                                                         --------------
TRI-CONTINENTAL FINANCIAL
DIVISION(alpha)--1.2%
  (Cost: $24,149,691)                                    $   29,958,024
                                                         --------------
SHORT-TERM HOLDINGS--8.2%
ABN-AMRO Bank, Grand Cayman
  Fixed Time Deposit 6 1|4%, 10/2/1995   $64,000,000     $   64,000,000
Canadian Imperial Bank of Commerce,
  Grand Cayman Fixed Time
  Deposit 6 1|4%, 10/2/1995               68,000,000         68,000,000
State Street Bank and Trust,
  Grand Cayman Fixed Time
  Deposit 6 3|8%, 10/2/1995               68,000,000         68,000,000
                                                         --------------
Total Short-Term Holdings
(Cost: $200,000,000)                                     $  200,000,000
                                                         --------------
Total Investments=100.6%
(Cost: $1,985,159,910)                                   $2,449,431,714
Other Assets Less Liabilities--(0.6)%                       (14,544,602)
                                                         --------------
Net Investment Assets--100.0%                            $2,434,887,112
                                                         ==============
--------------
  *     Non-income producing security.
 **     Principal amount reported in French Francs.
***     One ADR represents 4 limited voting preference shares.
 a      Rule 144A security.
aa      Principal amount reported in Japanese Yen.
(alpha) Restricted securities.

Note: Investments in stocks, convertible securities, limited partnership interests and short-term holdings maturing in more than 60 days are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

LARGEST PORTFOLIO CHANGES
July 1 to September 30, 1995


                                               Shares
                                      -------------------------
                                       Holdings
Additions                              Increase        9/30/95

COMMON STOCKS
Genuine Parts Company                   330,000        330,000
Harley-Davidson Inc.                    500,000        500,000
Hasbro Inc.                             500,000        500,000
Lockheed Martin Corporation             100,000        100,000
Minnesota Mining & Manufacturing
  Company                               125,000        125,000
Nucor Corporation                       200,000        200,000
PacifiCorp                            1,000,000      1,000,000
SCEcorp                                 750,000        750,000
St. Paul Companies                      200,000        200,000
Southern Company                      1,000,000      1,000,000


                                                       Holdings
Reductions                             Decrease        9/30/95
                                       --------        --------
COMMON STOCKS
Boeing Company                          100,000        300,000
Browning-Ferris Industries, Inc.        150,000        250,000
CINergy Corp.                           500,000             --
Coca-Cola Company                       150,000        300,000
Developers Diversified Realty Corp.     225,000             --
General Electric Company                100,000        700,000
International Business Machines
  Corporation                            75,000        125,000
NYNEX Corporation                       175,000        500,000
Philip Morris Companies, Inc.            75,000        200,000

CONVERTIBLE PREFERRED STOCKS
Nacional Financiera, S.A., 111|4%,
5/15/1998 (ADRs)                        150,000             --
-------------
* Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.



MAJOR EQUITY HOLDINGS
at September 30, 1995

                                                Value
                                             -----------
General Electric Company                     $44,625,000
May Department Stores Company                 32,812,500
Procter & Gamble Company                      30,800,000
The Williams Companies, Inc.                  27,300,000
BankAmerica Corporation                       26,943,750
Kimberly-Clark Corporation                    26,850,000
Eastman Kodak Company                         26,662,500
American Telephone & Telegraph Company        26,300,000
Amoco Corporation                             25,650,000
American International Group                  25,500,000


For information about your Corporation, call or write Corporate Communications,
J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York 10017. If you want information about your investment account, call or write Stockholder Services, Seligman Data Corp., at the same address. You may telephone toll-free between the hours of 8:30 a.m. and 6:00 p.m. (EST) by dialing (800) TRI-1092. For Retirement Plan Services, call (800) 445-1777.
Or you may call our 24-Hour Automated Telephone Access Service on a touch-tone telephone at (800) 622-4597.

------------------------- -----------------------------------------------------
Investment Results
Total Returns
For Periods Ended September 30, 1995

                                          Average Annual
                        ----------------------------------------------
                        Three       Nine       One      Five      10
                        Months     Months     Year     Years     Years
                        ------     ------     ----     -----     -----

Net Asset Value          5.88%     23.46%    22.62%    14.65%    14.70%

Market Price             4.66      21.18     19.62     13.30     12.41

S&P 500*                 7.95      29.77     29.75     17.23     15.98

  ---------------------------------------------------------------------------
  Price per share

                September 30, 1995      June 30, 1995      December 31, 1994
                ------------------      -------------      -----------------
  Net Asset Value      $28.55               $27.17               $23.70
  Market Price         $23.50               $22.625              $19.875
  ---------------------------------------------------------------------------

  * The S&P 500 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

              ------------------------------------------------------

     These rates of return reflect changes in price, net asset value or market price, as applicable, and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results. Tri-Continental Corporation Managed by

-------------------------------------------------------------------------------

                          TRI-CONTINENTAL CORPORATION
                                  Manageed by

                                     [logo]

                             J. & W. Seligman & Co.
                                  incorporated
                        Investment Managers and Advisors
                                established 1864
                      100 Park Avenue, New York, NY 10017

This report is intended only for the information of stockholders or those who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about management fees and other costs. Please read the prospectus carefully before you invest or send money.

                                                                  CETR13c 9/15


                            3rd QUARTER REPORT 1995

                                TRI-CONTINENTAL
                                  CORPORATION